Provision for Legal Claims	12 Months Ended
Jun. 30, 2024
Disclosure Of Provisions For Legal Claim Explanatory Abstract
Provision for legal claims

28. Provision for legal claims

The Company and its subsidiaries are involved in civil, labor, environmental and tax lawsuits. The provisions for probable losses of financial disbursements arising from these lawsuits are estimated and updated by management, supported by the opinion of the Company’s internal and external legal advisors.

Provisions for lawsuits by type are:

Labor

The Company responds to labor complaints, which have as their object the employment relationship between the Company and the companies that provide services and their respective employees. Furthermore, the Company is discussing four Infraction Notices drawn up by the Ministry of Labor and Employment.

Environmental

The Company is a party to administrative proceedings on notices of violation issued by the Institute of the Environment and Water Resources (INEMA) related to alleged lack of adoption of preventive measures to avoid fire that occurred on the Bananal Farm and on the provision of information on the Rural and Environmental Registration.

Probable likelihood of loss

	Labor	Civil	Tax	Environ.	Total
At June 30, 2022	319	-	344	454	1,117
Additions	635	46	1,723	-	2,404
Monetary restatement	4	-	72	32	108
Reversal	(332)	-	-	-	(332)
Payments	(507)	(46)	(1,452)	-	(2,005)
At June 30, 2023	119	-	687	486	1,292
Additions	1,190	7	1	9	1,207
Monetary restatement	(296)	-	18	108	(170)
Reversal	(195)	-	(705)	(574)	(1,474)
Payments	(148)	(7)	(1)	-	(156)
At June 30, 2024	670	-	-	29	699

Acres del Sud Farm

The Company’s subsidiary, Acres Del Sud, is discussing an administrative process with the aim of cleaning up the Las Londras Farm and perfecting the property right over said property. In this process, the National Institute of Agrarian Reform of Bolivia (“INRA”), on November 25, 2021, issued the Final Resolution, by which it declared the illegality of the possession of 4,435 hectares of Las Londras.

On January 5, 2022, Agropecuária Acres del Sud filed an “Administrative Litigation Process” by which it fully challenged the Final Resolution, before the Agro-Environmental Court, however, on September 15, 2023, a sentence was handed down that dismissed the Administrative Litigation Process and maintained the Final Resolution (“Sentence”). In this context, Agropecuaria Acres del Sud S.A. filed a constitutional proceeding (Acción de Amparo Constitucional) to dismiss the ruling issued by the Agro-Environmental Court on September 13, 2023. On January 25, 2024, the Fourth Constitutional Chamber of the Departmental Court of Justice issued a decision (Sentencia No. 04/24), granting protection to Agropecuaria Acres del Sud S.A., thereby nullifying part of the lawsuit pending before the Agro-Environmental Court, including the ruling issued by the Agro-Environmental Court on September 13, 2023, so that the Agro-Environmental Court can issue a new ruling.

Possible likelihood of loss

The Company and its subsidiaries are parties to legal suits of civil, labor, environmental and tax natures, as well as administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and its external legal advisors, as follows:

	2024	2023
Civil	9,231	8,525
Tax	13,450	20,881
	22,681	29,406

Judicial deposits

	2024	2023
Labor	6,702	47
Environmental	520	504
Civil	177	176
	7,399	727